Schedule of Disaggregation of Revenues (Details) - HCYC Group Company Limited [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Total revenue	$ 5,878,552	$ 10,887,830
First Year Commission [Member]
Total revenue	5,181,879	10,358,016
Renewal Commission [Member]
Total revenue	691,145	521,976
Product and Service, Other [Member]
Total revenue	$ 5,528	$ 7,838